LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Disclosure [Abstract]
Lease expenses	$ 1,138	$ 958	$ 888
Cash paid for lease	1,302
Right-of-use assets and lease liabilities for operating leases	$ 8,205	$ 2,032